Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.2%)
	New York Times Co. Class A	136,885	7,427
*	TKO Group Holdings Inc. Class A	23,927	3,301
	Warner Music Group Corp. Class A	91,315	2,970
	Iridium Communications Inc.	49,568	1,473
*	ZoomInfo Technologies Inc. Class A	79,751	872
			16,043
Consumer Discretionary (17.4%)
	Williams-Sonoma Inc.	107,714	18,529
	Toll Brothers Inc.	85,967	14,199
	Texas Roadhouse Inc. Class A	55,841	11,462
*	Duolingo Inc. Class A	31,352	10,919
*	Floor & Decor Holdings Inc. Class A	89,747	10,071
*	TopBuild Corp.	25,108	9,808
*	Burlington Stores Inc.	31,719	8,941
*	Churchill Downs Inc.	61,484	8,737
	Murphy USA Inc.	15,616	8,554
	Tempur Sealy International Inc.	145,424	8,141
	Wingstop Inc.	24,542	8,069
*	Skechers USA Inc. Class A	111,003	7,084
*	Light & Wonder Inc.	74,305	7,062
*	Planet Fitness Inc. Class A	70,832	7,051
	H&R Block Inc.	116,906	6,930
*	Abercrombie & Fitch Co. Class A	42,799	6,407
	Hyatt Hotels Corp. Class A	37,628	5,943
	Service Corp. International	62,194	5,510
	Dick's Sporting Goods Inc.	25,709	5,328
*	Crocs Inc.	49,734	5,252
*	Ollie's Bargain Outlet Holdings Inc.	51,260	5,072
*	Valvoline Inc.	107,921	4,286
	Wyndham Hotels & Resorts Inc.	43,656	4,286
*	Five Below Inc.	46,120	4,275
	Boyd Gaming Corp.	57,637	4,257
*	Grand Canyon Education Inc.	24,326	4,004
	Gentex Corp.	123,394	3,771
	Vail Resorts Inc.	20,796	3,727
	Autoliv Inc.	36,739	3,642
	Brunswick Corp.	33,831	2,724
	KB Home	30,182	2,497
*	Mattel Inc.	125,253	2,382
	Travel + Leisure Co.	40,898	2,285
*	RH	5,630	2,168
*	YETI Holdings Inc.	45,372	1,832
*	Chewy Inc. Class A	50,927	1,701
	Wendy's Co.	77,208	1,418
[1]	Choice Hotels International Inc.	9,300	1,407
*	Hilton Grand Vacations Inc.	33,203	1,407
	Columbia Sportswear Co.	13,180	1,150
*	Capri Holdings Ltd.	47,347	1,108
*	Visteon Corp.	10,405	972
			234,368
Consumer Staples (3.5%)
	Casey's General Stores Inc.	31,080	13,081
	Coca-Cola Consolidated Inc.	4,937	6,439
*	elf Beauty Inc.	47,223	6,116
*	Sprouts Farmers Market Inc.	34,384	5,312
*	BellRing Brands Inc.	57,366	4,501
*	Celsius Holdings Inc.	130,777	3,721
	Ingredion Inc.	19,616	2,890
*	Coty Inc. Class A	305,242	2,256
	Lancaster Colony Corp.	7,745	1,439

		Shares	Market Value ($000)
*	Boston Beer Co. Inc. Class A	3,397	1,074
			46,829
Energy (5.2%)
	Ovintiv Inc.	221,138	10,044
	Permian Resources Corp. Class A	531,464	8,323
	Range Resources Corp.	202,742	7,246
	Chord Energy Corp.	51,823	6,609
	Matador Resources Co.	97,212	5,834
	DT Midstream Inc.	51,239	5,438
*	CNX Resources Corp.	126,652	5,132
	Weatherford International plc	61,268	5,042
	Civitas Resources Inc.	75,776	3,931
	ChampionX Corp.	106,885	3,308
	Viper Energy Inc. Class A	54,376	2,942
	Antero Midstream Corp.	163,631	2,613
*	Valaris Ltd.	55,791	2,577
	Murphy Oil Corp.	51,074	1,658
			70,697
Financials (10.8%)
	Interactive Brokers Group Inc. Class A	53,779	10,277
	Kinsale Capital Group Inc.	18,527	9,420
	Primerica Inc.	28,331	8,577
	Houlihan Lokey Inc. Class A	44,487	8,412
	Morningstar Inc.	22,602	8,004
	East West Bancorp Inc.	62,683	6,875
	RenaissanceRe Holdings Ltd.	24,024	6,874
	Equitable Holdings Inc.	141,931	6,845
	Hamilton Lane Inc. Class A	33,947	6,531
*	WEX Inc.	34,407	6,491
	Ryan Specialty Holdings Inc. Class A	85,673	6,460
	Evercore Inc. Class A	20,604	6,344
*	Shift4 Payments Inc. Class A	54,600	6,229
	Carlyle Group Inc.	84,524	4,499
	Western Alliance Bancorp	46,593	4,362
	RLI Corp.	22,659	3,986
	FirstCash Holdings Inc.	32,607	3,550
	SEI Investments Co.	41,338	3,416
	Pinnacle Financial Partners Inc.	26,275	3,340
	Cullen/Frost Bankers Inc.	22,519	3,167
	Commerce Bancshares Inc.	40,281	2,971
	Selective Insurance Group Inc.	28,019	2,860
	Voya Financial Inc.	32,937	2,734
	Bank OZK	45,953	2,296
	Hancock Whitney Corp.	37,603	2,233
	MGIC Investment Corp.	82,506	2,167
*	Euronet Worldwide Inc.	19,093	2,007
	SLM Corp.	72,851	1,995
	First Financial Bankshares Inc.	43,067	1,795
	International Bancshares Corp.	19,260	1,408
			146,125
Health Care (9.5%)
*	Neurocrine Biosciences Inc.	84,564	10,718
*	Exelixis Inc.	238,893	8,710
*	Sarepta Therapeutics Inc.	63,894	8,520
*	Penumbra Inc.	32,530	7,941
*	Medpace Holdings Inc.	21,290	7,252
	Ensign Group Inc.	47,489	6,943
*	Repligen Corp.	43,621	6,567
*	United Therapeutics Corp.	16,766	6,212
*	BioMarin Pharmaceutical Inc.	89,286	5,895
*	Lantheus Holdings Inc.	58,147	5,191
*	Halozyme Therapeutics Inc.	106,091	5,114
*	Avantor Inc.	239,129	5,036
	Chemed Corp.	7,563	4,329
*	Masimo Corp.	22,927	3,956
	Encompass Health Corp.	37,922	3,904
*	HealthEquity Inc.	37,164	3,774
	Bruker Corp.	55,533	3,218

		Shares	Market Value ($000)
*	Acadia Healthcare Co. Inc.	77,774	3,160
*	Roivant Sciences Ltd.	226,557	2,879
*	Doximity Inc. Class A	52,412	2,778
*	Arrowhead Pharmaceuticals Inc.	104,108	2,710
*	Jazz Pharmaceuticals plc	21,722	2,641
*	Cytokinetics Inc.	44,342	2,300
*	Haemonetics Corp.	25,716	2,249
*	Option Care Health Inc.	78,775	1,875
*	Sotera Health Co.	128,080	1,687
*	Amedisys Inc.	11,477	1,049
*	LivaNova plc	16,826	883
			127,491
Industrials (30.9%)
	EMCOR Group Inc.	39,074	19,932
	Lennox International Inc.	26,858	17,918
	Carlisle Cos. Inc.	38,623	17,639
	Watsco Inc.	29,135	16,071
	RB Global Inc.	154,310	15,085
	Owens Corning	72,817	14,973
	Comfort Systems USA Inc.	29,784	14,692
	Graco Inc.	141,473	12,885
*	Saia Inc.	22,269	12,673
*	Clean Harbors Inc.	42,491	11,051
	nVent Electric plc	139,203	10,901
	ITT Inc.	68,423	10,682
	Lincoln Electric Holdings Inc.	47,465	10,370
	BWX Technologies Inc.	76,564	10,018
	Tetra Tech Inc.	224,015	9,299
	Woodward Inc.	49,963	9,009
	Applied Industrial Technologies Inc.	32,126	8,826
*	RBC Bearings Inc.	24,333	8,154
	Advanced Drainage Systems Inc.	59,081	7,993
	Curtiss-Wright Corp.	20,849	7,790
	Mueller Industries Inc.	95,242	7,693
	AAON Inc.	56,313	7,678
*	Paylocity Holding Corp.	36,298	7,533
	Crane Co.	40,727	7,416
*	XPO Inc.	45,815	6,983
	UFP Industries Inc.	51,018	6,933
*	Trex Co. Inc.	91,039	6,831
*	Chart Industries Inc.	35,211	6,805
	Simpson Manufacturing Co. Inc.	35,311	6,653
	Esab Corp.	47,582	6,142
	AECOM	51,647	6,041
*	FTI Consulting Inc.	29,548	5,984
	MSA Safety Inc.	32,957	5,728
	Watts Water Technologies Inc. Class A	22,945	4,951
*	NEXTracker Inc. Class A	120,129	4,584
	Donaldson Co. Inc.	57,477	4,486
*	Core & Main Inc. Class A	92,093	4,471
	Acuity Brands Inc.	13,141	4,214
*	GXO Logistics Inc.	63,030	3,834
	Landstar System Inc.	20,189	3,754
	Toro Co.	41,756	3,636
	Brink's Co.	36,964	3,575
*	ExlService Holdings Inc.	77,050	3,572
	Fortune Brands Innovations Inc.	41,575	3,255
*	Middleby Corp.	22,516	3,229
*	CACI International Inc. Class A	6,912	3,179
	KBR Inc.	51,258	3,118
	Flowserve Corp.	49,513	3,021
	Maximus Inc.	36,789	2,741
*	Parsons Corp.	28,173	2,702
*	Kirby Corp.	20,366	2,576
	Exponent Inc.	21,669	2,139
	Hexcel Corp.	33,545	2,126
	Science Applications International Corp.	15,016	1,866
	GATX Corp.	11,031	1,811
	MSC Industrial Direct Co. Inc. Class A	20,305	1,744

		Shares	Market Value ($000)
	Terex Corp.	31,376	1,719
	Timken Co.	20,846	1,614
	Avis Budget Group Inc.	14,336	1,564
	EnerSys	14,493	1,401
	Insperity Inc.	14,931	1,177
			416,440
Information Technology (10.9%)
*	Manhattan Associates Inc.	51,293	14,641
*	Dynatrace Inc.	249,488	14,019
*	Pure Storage Inc. Class A	258,763	13,712
*	Fabrinet	30,271	7,101
*	Onto Innovation Inc.	41,360	6,791
*	Lattice Semiconductor Corp.	115,384	6,548
	Universal Display Corp.	36,956	6,080
*	Dropbox Inc. Class A	198,694	5,496
*	Altair Engineering Inc. Class A	49,771	5,256
*	Rambus Inc.	90,182	5,213
	Vontier Corp.	128,739	5,054
*	Appfolio Inc. Class A	19,268	4,889
*	Qualys Inc.	30,828	4,735
*	Flex Ltd.	106,123	4,136
*	MACOM Technology Solutions Holdings Inc.	30,473	4,047
*	Commvault Systems Inc.	21,966	3,769
	Littelfuse Inc.	14,537	3,586
*	Ciena Corp.	49,348	3,441
	MKS Instruments Inc.	27,614	3,138
*	Silicon Laboratories Inc.	27,044	2,992
*	Novanta Inc.	17,445	2,913
*	Aspen Technology Inc.	11,124	2,781
*	Cirrus Logic Inc.	25,499	2,663
	Cognex Corp.	63,214	2,527
*	Teradata Corp.	80,481	2,487
	Dolby Laboratories Inc. Class A	28,487	2,231
*	Blackbaud Inc.	20,725	1,740
	Power Integrations Inc.	23,798	1,559
*	Synaptics Inc.	13,565	1,089
*	Allegro MicroSystems Inc.	45,563	990
*	IPG Photonics Corp.	10,329	806
			146,430
Materials (5.7%)
	Reliance Inc.	46,075	14,801
	Eagle Materials Inc.	28,155	8,698
	RPM International Inc.	58,246	8,083
*	Axalta Coating Systems Ltd.	183,662	7,431
	AptarGroup Inc.	32,804	5,674
	Crown Holdings Inc.	46,918	4,321
	Royal Gold Inc.	28,630	4,187
	Louisiana-Pacific Corp.	34,049	4,025
	Westlake Corp.	27,998	3,595
*	Knife River Corp.	33,663	3,484
	NewMarket Corp.	6,428	3,430
	Cabot Corp.	30,763	3,372
*	Arcadium Lithium plc	549,379	2,884
	Olin Corp.	40,345	1,718
	Scotts Miracle-Gro Co.	13,563	1,046
			76,749
Real Estate (4.4%)
	Equity LifeStyle Properties Inc.	99,971	7,131
	American Homes 4 Rent Class A	158,103	6,054
	Lamar Advertising Co. Class A	42,687	5,721
	CubeSmart	103,728	5,141
	Gaming & Leisure Properties Inc.	98,810	5,099
	EastGroup Properties Inc.	25,260	4,350
	Omega Healthcare Investors Inc.	88,537	3,595
	Brixmor Property Group Inc.	111,045	3,339
	Rexford Industrial Realty Inc.	71,546	3,011
	First Industrial Realty Trust Inc.	53,198	2,843
	STAG Industrial Inc.	76,253	2,805

			Shares	Market Value ($000)
		Park Hotels & Resorts Inc.	174,966	2,721
		NNN REIT Inc.	56,909	2,503
		EPR Properties	39,316	1,784
		Rayonier Inc.	42,668	1,360
		National Storage Affiliates Trust	28,672	1,293
		COPT Defense Properties	36,719	1,210
				59,960
Utilities (0.4%)
		Essential Utilities Inc.	101,212	4,051
		IDACORP Inc.	17,393	2,061
				6,112
Total Common Stocks (Cost $1,001,338)				1,347,244
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,590)	4.651%	15,902	1,591
Total Investments (100.0%) (Cost $1,002,928)				1,348,835
Other Assets and Liabilities—Net (0.0%)				(350)
Net Assets (100%)				1,348,485
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,225,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,247,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2024	4	1,351	22

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.